Segregated Funds - Summary of Changes in Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net policyholder cash flow
Deposits from policyholders	$ 38,236	$ 34,776
Net transfers to general fund	(1,089)	(1,734)
Payments to policyholders	(47,475)	(46,305)
Net policyholder cash flow	(10,328)	(13,263)
Investment related
Interest and dividends	19,535	16,930
Net realized and unrealized investment gains (losses)	(34,683)	24,384
Investment related	(15,148)	41,314
Other
Management and administration fees	(3,985)	(4,161)
Impact of changes in foreign exchange rates	18,249	(14,790)
Other	14,264	(18,951)
Net additions (deductions)	(11,212)	9,100
Segregated funds net assets, beginning of year	324,808	315,708
Segregated funds net assets, end of year	$ 313,596	$ 324,808